Business combinations (Tables)	12 Months Ended
Mar. 31, 2016
Symtavision
Schedule of the assets and liabilities of reflecting the purchase price allocation to the net assets acquired

February 23, 2016
Cash	$397
Other current assets	279
IP rights	4,971
Brand	237
Goodwill	665
Other non-current assets	52

Total assets	6,601
Current liabilities	(514)
Deferred tax liability	(1,663)

Total liabilities	(2,177)

Total net assets acquired	4,424

Total purchase consideration	$4,424

Excelian
Schedule of the assets and liabilities of reflecting the purchase price allocation to the net assets acquired

	As Originally Reported	As of March 31, 2016
Cash	$4,676	$4,676
Other current assets	10,261	10,261
Contract-based customer relationships	9,041	9,291
Brand	—	921
Software licenses	512	512
Fixed assets	175	175
Goodwill	4,339	4,710

Total assets	29,004	30,546
Current liabilities	(8,491)	(8,960)
Deferred tax liability	—	(1,073)

Total liabilities	(8,491)	(10,033)

Total net assets acquired	20,513	20,513

Total purchase consideration	$20,513	$20,513

Radius Inc.
Schedule of the assets and liabilities of reflecting the purchase price allocation to the net assets acquired

	As Originally Reported	As of March 31, 2016
Contract-based customer relationships	$11,772	$11,772
Fixed assets	163	163
Other assets	275	275
Goodwill	12,674	13,367
Other net current assets	1,781	1,781

Total net assets acquired	26,665	27,358

Total purchase consideration	$26,665	$27,358